Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		Number of Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021			$ 210,847	$ (174,887)	$ 35,960
Balance (in Shares) at Dec. 31, 2021	[1]	633,093
Share-based compensation			4,307		4,307
Issuance of Ordinary shares, net	[2]		4,423		4,423
Issuance of Ordinary shares, net (in Shares)	[1],[2]	35,505
Issuance of warrants			588		588
Exercise of options			108		108
Exercise of options (in Shares)	[1]	1,007
Net loss				(39,557)	(39,557)
Balance at Dec. 31, 2022			220,273	(214,444)	5,829
Balance (in Shares) at Dec. 31, 2022	[1]	669,605
Share-based compensation			3,391		3,391
Issuance of pre-funded warrants, net	[3]		3,987		3,987
Modification of warrants			31		31
Reclassification of pre-funded warrants to Liabilities			(2,106)		(2,106)
Reclassification of pre-funded warrants to Equity			1,905		1,905
Cashless exercise of pre-funded warrants
Cashless exercise of pre-funded warrants (in Shares)		345,151
Issuance of Ordinary shares, net	[4]		8,723		8,723
Issuance of Ordinary shares, net (in Shares)	[4]	637,660
Exercise of options			9		9
Exercise of options (in Shares)		1,143
Net loss				(23,865)	(23,865)
Balance at Dec. 31, 2023			236,213	(238,309)	$ (2,096)
Balance (in Shares) at Dec. 31, 2023		1,653,559			1,653,559
Share-based compensation			2,824		$ 2,824
Issuance of Ordinary shares, warrants and pre-funded warrants, net	[5]		35,863		35,863
Issuance of Ordinary shares, warrants and pre-funded warrants, net (in Shares)	[5]	8,537,345
Issuance of warrants			115		115
Net loss				(29,022)	(29,022)
Balance at Dec. 31, 2024			$ 275,015	$ (267,331)	$ 7,684
Balance (in Shares) at Dec. 31, 2024		10,190,904			10,190,904

[1]	Results for the year ended December 31, 2022, have been retroactively adjusted to reflect the 1-for-30 reverse share split affected on September 18, 2023 (see Note 1b).
[2]	Net of issuance costs of $222.
[3]	Net of issuance costs of $362.
[4]	Net of issuance costs of $757.
[5]	Net of issuance costs of $2,894.